S000004000 [Member] Expense Example - Putnam Sustainable Retirement 2030 Fund	Jul. 31, 2025 USD ($)
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,627
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,345
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	1,170
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	1,950
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	2,086
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,904
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	1,170
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 1,052